Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 59,631	$ 58,801
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	49,829	55,661
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	6,055
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	2,178	2,956
Singapore
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	1,418
Malaysia
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash		133
Other Countries
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 151	$ 51